Investment Strategy - PGIM Income Builder Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	In order to achieve its investment objective, the Fund seeks investments that are expected to both generate income and appreciate in value. The Fund seeks to achieve its investment objective by investing in a diversified portfolio consisting of a wide variety of income-oriented investments and strategies within the equity and fixed income market segments. The Fund may invest approximately 20% to 80% of its total assets in equity and equity-related securities. The Fund also may invest approximately 20% to 80% of its total assets in fixed income investments. The Fund gains exposure to the equities and fixed income market segments by investing in varying combinations of other PGIM mutual funds (the “Underlying PGIM Mutual Funds”), PGIM exchange-traded funds (“Underlying PGIM ETFs,” and together with the Underlying PGIM Mutual Funds, the “Underlying PGIM Funds”), unaffiliated exchange-traded funds (“ETFs”) (collectively “Underlying Funds”), and direct investments by the Fund's subadvisers. Investments in Underlying Funds will be included in the applicable market segment based on the primary investment focus of the Underlying Funds. PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”), one of the Fund’s subadvisers, tactically allocates the Fund's assets among the different sub-classes within equity and equity-related securities and fixed income investments. Asset allocation decisions will be determined using a combination of quantitative tools and the judgment of PGIM Quantitative Solutions' investment professionals, whose dynamic allocation will adjust allocations as yields change in response to market conditions. Equity and Equity-Related Securities. PGIM Quantitative Solutions and Jennison Associates LLC serve as the subadvisers for the Fund’s equity and equity-related investments. The Fund's equity and equity-related securities include common stock, securities convertible into or exchangeable for common stock or the cash value of such common stock, structured notes, preferred securities, warrants and rights, Underlying PGIM Funds, ETFs, investments in various types of business ventures including partnerships and joint ventures and business development companies, real estate securities, securities of real estate investment trusts (“REITs”) and income and royalty trusts, American Depositary Receipts and other similar securities issued by U.S. or foreign companies of any market capitalization. The Fund may invest in securities issued in an initial public offering (“IPO”). The Fund may also gain exposure to master limited partnerships (“MLPs”) through investments in Underlying Funds. Fixed Income Investments. The Fund gains exposure to fixed income investments through investments in Underlying Funds.